REVOLVING LOAN AND PROMISSORY NOTE - RELATED PARTY - December 2021 Secured Revolving Note (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 01, 2023	Nov. 30, 2023	Mar. 31, 2023	Dec. 09, 2021
2023 Convertible Notes | Convertible Debt
Line of Credit Facility [Line Items]
Interest rate		4.00%
Interest expense, debt	$ 34	$ 0
Debt instrument, face amount	18,420		$ 18,420	$ 18,400
Accrued interest			$ 34	$ 100
Affiliated Entity
Line of Credit Facility [Line Items]
Credit facility and other loans	$ 1,000	$ 5,150
Affiliated Entity | 2023 Convertible Notes | Convertible Debt
Line of Credit Facility [Line Items]
Debt instrument, face amount					$ 6,000
Affiliated Entity | Revolving Credit Facility | December 2021 Note
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity						$ 8,000
Interest rate	4.00%	9.00%				4.00%
Default interest rate, over regular interest rate						0.0500
Default interest rate						0.09
Default description, judgement amount						$ 500
Interest penalty for missed payments						0.05
Interest expense, debt	$ 370	$ 480
Affiliated Entity | Revolving Credit Facility | December 2021 Convertible Note
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity					$ 6,000
Credit facility and other loans	0	5,150
Accrued interest	$ 0	$ 495